Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 3,771.1	$ 5,462.6	[1]	$ 5,071.1
Contract assets	461.8	461.9
Allowance of credit losses on Contract Asset	3.8
Contract liabilities	1,295.4	683.4
Assets held for sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	33.8	$ 201.4
Liabilities held for sale [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	746.1
Performance obligations satisfied partially [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	14,400.0
Performance obligations expected to be satisfied in next five years [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	10,700.0
Revenue allocated to performance obligations to be satisfied within a definite period of time in the future	1,600.0
Contract Liabilities [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 604.5

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).